Summary of Significant Accounting Policies - Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, term	4 years
Brands [Member]
Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, description	Indefinite
FKAP [Member] | Player contracts [Member]
Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, term	2 years
FKAP [Member] | Brands [Member]
Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, description
FKAP [Member] | Broadcasting rights [Member]
Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, term	5 years
UYBA [Member] | Player contracts [Member]
Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, term	3 years
UYBA [Member] | Brands [Member]
Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, description
UYBA [Member] | Broadcasting rights [Member]
Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, term	7 years
4 years (Juve Stabia) [Member] | Season ticket holders [Member]
Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis [Line Items]
Fair value of intangible assets amortized, term	4 years